Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Current Federal tax expense (benefit)	$ (654)	$ (1,253)	$ 1,130
Current State tax expense (benefit)	27	431	88
Current Foreign tax expense (benefit)	3,602	3,335	5,433
Current income tax expense (benefit)	2,975	2,513	6,651
Deferred Federal income tax expense (benefit)	2,748	(9,076)	(44,262)
Deferred State income tax expense (benefit)	73	1,593	(14,672)
Deferred Foreign income tax expense (benefit)	2	(456)	15,826
Deferred income tax expense (benefit)	2,823	(7,939)	(43,108)
Income tax (benefit) expense	$ 5,798	$ (5,426)	$ (36,457)